Benefit Plans (Tables) - Aria Energy LLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benefit Plans (Tables) [Line Items]
Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive loss
	Six Months Ending June 30,
	2021	2020
Service cost	$19	24
Interest cost	45	52
Amortization of prior service cost	6	6
Recognition of net actuarial loss	40	44
Net periodic benefit cost	$110	126

	December 31
	2020	2019	2018
Service cost	$49	41	45
Interest cost	103	109	98
Amortization of prior service cost	12	(9)	(9)
Recognition of net actuarial loss	87	38	65
Net periodic benefit cost	$251	179	199

Schedule of changes in the plan’s benefit obligations
	2020	2019
Benefit obligation at beginning of year	$3,599	2,796
Service cost	49	41
Interest cost	103	109
Plan amendments	—	186
Net actuarial loss (gain) for the prior year	144	566
Net benefits paid	(145)	(99)
Benefit obligation at end of year	$3,750	3,599

Schedule of amounts recognized in the consolidated balance sheets consist
	December 31
	2020	2019
Accrued benefit liability	$(3,750)	(3,599)
Unrecognized net actuarial loss	1,205	1,148
Unrecognized prior service benefit (cost)	144	156
Net amount recognized	$(2,401)	(2,295)

Schedule of amounts recognized in other comprehensive loss consist
	December 31
	2020	2019	2018
Net actuarial (loss) gain	$(45)	(723)	290

Schedule of weighted average assumptions used to determine net benefit cost
	2020	2019	2018
Discount rate:
a. Net periodic expense	3.03%	4.09%	3.46%
b. End of year disclosure	2.22	3.03	4.09
Healthcare cost trend rate:
a. Assumed for next year	N/A	N/A	N/A
b. Ultimate rate	N/A	N/A	N/A
c. Year of ultimate rate	N/A	N/A	N/A

Schedule of as this plan is not pre-funded, no contributions other than those necessary to cover benefit payment
Year	Payments
2021	$193
2022	209
2023	165
2024	176
2025	168
2026 – 2030	946

Schedule of because benefits were assumed to be capped, the increase (decrease) of the assumed health care cost
	1% increase	1% decrease
Service cost	$42	57
Interest cost	121	79
Net period benefit cost	$163	136
Benefit obligation	$3,325	4,271
Discount rate	3.22%	1.22%